Note 5 - EverOn Energy Joint Venture and Consolidation of Variable Interest Entity 1	3 Months Ended
Mar. 31, 2026
Notes to Financial Statements
Variable Interest Entity Disclosure [Text Block]

5. EverOn Energy Joint Venture and Consolidation of Variable Interest Entity

Joint Venture Formation. On March 24, 2025, the Company incorporated EverOn Energy LLC, a new legal entity (the “JV” or "EverOn") with no assets or operations for the purpose of entering into a future joint venture operating agreement (“JVOA”) with Hover. On September 30, 2025 (the “Transaction Date”), the Company and Hover finalized the JVOA with EverOn. In connection with the transaction, the Company retained a 51% ownership interest and Hover acquired a 49% ownership interest in EverOn in exchange for the contribution of certain microgrid projects and related assets. The Company issued 20,000 shares of Series B Convertible Preferred Stock and contributed certain software and previously capitalized development costs as consideration.

The transaction was accounted for as a business combination under ASC 805. Additional information regarding the acquisition is included in Note 6 to the Company's Annual Report on Form 10-K for the year ended December 31, 2025.

Consolidation - Variable Interest Entity. The Company determined that EverOn is a variable interest entity ("VIE") under the consolidation guidance in ASC 810 and that the Company is the primary beneficiary. Accordingly, EverOn is consolidated in the accompanying condensed consolidated financial statements, with Hover's 49% ownership interest presented as noncontrolling interest.

There were no changes to the Company's consolidation conclusions during the three months ended March 31, 2026.

Purchase Price Allocation. The purchase price allocation remains unchanged from December 31, 2025 and is summarized below (in thousands):

Identifiable Intangible Assets and Goodwill — Preliminary Purchase Price Allocation	Fair Value (in thousands)	Estimated Useful Life (in years)
Customer relationships	$26,190	24
Favorable contracts	10,930	15
OASIS software	860	15
Goodwill	18,964	Indefinite
Total Fair Value of Invested Capital	$56,944

No liabilities were assumed in connection with the transaction. The JV had no assets other than those included in the purchase price allocation above prior to the Transaction Date. The excess of the total fair value of invested capital over the net identifiable assets acquired has been recognized as goodwill of $19.0 million, which is attributable to expected synergies and the premium paid for control of the JV. Goodwill is not deductible for income tax purposes.

Noncontrolling Interest ("NCI"). The NCI, representing Hover's 49% equity interest in the JV, was originally recognized at its acquisition-date fair value of $20.4 million. Subsequent to the acquisition date, the carrying amount of the NCI has been adjusted for its proportionate share of the JV's net income (loss) and other comprehensive income (loss), and for any capital contributions or distributions made by or to Hover. As of March 31, 2026 and December 31, 2025, the balance of the NCI was $18,779 and $19,591, respectively.

Supplemental Pro Forma Information. The following unaudited supplemental pro forma information presents the combined results of operations of the Company and JV as if the acquisition occurred on January 1, 2025. The pro forma information is presented for informational purposes only and is not necessarily indicative of what the Company’s actual results of operations would have been had the acquisition been completed on that date nor is it indicative of future results.

Year-ended
December 31,
2025
Revenue	$-
Net Income / (loss)	$(10,486)

*Presented on a consolidated company basis before allocation of losses to the non-controlling interest of ($1,558) for the year ended December 31, 2025, relating to the non-controlling interest holder's share of JV losses.

Intangible Assets.

	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationship	$26,190	$(546)	$25,644
Favorable contracts	10,930	(364)	10,566
OASIS Software	860	(29)	831
Total	$37,980	$(939)	$37,041

The carrying amounts of identifiable intangible assets as of December 31, 2025 were as follows (in thousands):

	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	$26,190	$(270)	$25,920
Favorable contracts	10,930	(180)	10,750
OASIS Software	860	(12)	848
Total	$37,980	$(462)	$37,518

The Company recognized amortization expense of $0.48 million and zero during the three month periods ended March 31, 2026 and 2025, respectively. Identifiable assets, net of accumulated amortization of $0.9 and $0.5 million was $37.0 million and $37.5 million as of March 31, 2026 and December 31, 2025, respectively.

Impairment considerations - Identifiable Intangibles. During the three month period ended March 31, 2026, there were no impairment indicators identified that would warrant further impairment testing with respect to the JV's finite-lived intangibles or long-lived assets. Therefore, no impairment was recorded during the period.

Impairment considerations - Goodwill. During the three month period ended March 31, 2026, there were no impairment indicators identified that would warrant additional goodwill impairment testing beyond the annual impairment testing performed each year on December 31. Therefore, no goodwill impairment was recorded during the period.